CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
COLLABORATION REVENUES	$ 22,904,000	$ 129,000	$ 174,000
OPERATING EXPENSES
Research and Development	40,578,000	28,146,000	25,805,000
General and Administrative	8,276,000	5,504,000	6,002,000
TOTAL OPERATING LOSS	25,950,000	33,521,000	31,633,000
FINANCIAL INCOME, net	(1,374,000)	(1,318,000)	(65,000)
LOSS BEFORE INCOME TAXES	24,576,000	33,203,000	31,568,000
INCOME TAXES	33,000
LOSS FOR THE YEAR	$ 24,609,000	$ 32,203,000	$ 31,568,000
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 1.26	$ 1.8	$ 5.02
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	19,534,562	17,867,589	6,290,244